Note 20 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Notes to Financial Statements
Interest Finance Costs [Text Block]

20. Interest and Finance Costs:

The Interest and finance costs in the accompanying consolidated statements of income are as follows:

	For the six-month period ended June 30,
	2023	2024
Interest expense	$73,954	$72,702
Derivatives’ effect	(8,155)	(12,942)
Amortization and write-off of financing costs	4,702	3,203
Amortization of excluded component related to cash flow hedges	1,272	3,060
Bank charges and other financing costs	1,564	963
Total	$73,337	$66,986